Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities
Net income (loss)	$ (3,921)	$ 937	$ (5,749)	$ 3,624	$ (2,230)
Adjustments to the profit or loss items:
Depreciation and impairment	3,061	1,225	6,088	2,372	5,609
Financial expenses (income), net	1,618	109	3,651	(214)	1,189
Cost of share-based payment	376	155	569	370	529
Taxes on income	9		50		345
Loss (gain) from sale of property and equipment
Change in employee benefit liabilities, net	(84)	60	(96)	23	45
Adjustments to the profit or loss items	4,980	1,549	10,262	2,551	7,717
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	3,610	(7,231)	17,102	(5,646)	(12,861)
Decrease (increase) in other accounts receivables	1,484	1,643	2,073	1,629	(1,634)
Decrease (increase) in inventories	241	(3,446)	2,903	(2,401)	(2,373)
Decrease (increase) in deferred expenses	(374)	(1,209)	(484)	(2,362)	(6,883)
Increase (decrease) in trade payables	5,806	2,623	(7,843)	1,139	7,917
Increase (decrease) in other accounts payables	(745)	1,346	(1,517)	(799)	(392)
Decrease in deferred revenues		500		1,000	1,815
Total Changes in asset and liability	10,022	(5,774)	12,234	(7,440)	(14,411)
Cash received (paid) during the period for:
Interest paid	(186)	(59)	(380)	(107)	(228)
Interest received	1	76	3	217	375
Taxes paid	(9)	(9)	(18)	(23)	(42)
Cash received (paid) during the year	(194)	8	(395)	87	105
Net cash provided by (used in) operating activities	10,887	(3,280)	16,352	(1,178)	(8,819)
Cash Flows from Investing Activities
Investment in short term investments, net		11,967		2,967	39,083
Purchase of property and equipment and intangible assets	(678)	(1,332)	(1,191)	(1,463)	(3,730)
Proceeds from sale of property and equipment
Business combination				(1,404)	(96,403)
Net cash provided by (used in) investing activities	(678)	10,635	(1,191)	100	(61,050)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	3	3	6	10	19
Receipt of long-term loans					20,000
Repayment of lease liabilities	(278)	(306)	(573)	(595)	(1,221)
Repayment of long-term loans	(385)	(85)	(401)	(206)	(205)
Repayment of other long-term liabilities	(1,743)		(3,243)
Net cash provided by (used in) financing activities	(2,403)	(388)	(4,211)	(791)	18,593
Exchange differences on balances of cash and cash equivalent	160	13	396	88	(334)
Increase (decrease) in cash and cash equivalents	7,966	6,980	11,346	(1,781)	(51,610)
Cash and cash equivalents at the beginning of the period	21,967	61,436	18,587	70,197	70,197
Cash and cash equivalents at the end of the period	29,933	68,416	29,933	68,416	18,587
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	121	287	296	588	845
Purchase of property and equipment and Intangible assets	$ 775	$ 722	$ 775	$ 748	$ 1,001